[The American Funds Group(r)]

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

SEMI-ANNUAL REPORT
for the six months ended March 31, 1999

[illustration:  fruit tree with an apple, pear, and orange being watered]

THE CASH MANAGEMENT
TRUST OF AMERICA
[illustration:  pear]
The Cash Management Trust of America(r) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

THE U.S. TREASURY MONEY
FUND OF AMERICA
[illustration:  orange]

The U.S. Treasury Money Fund of America(SM) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY
FUND OF AMERICA
[illustration:  apple]

The Tax-Exempt Money Fund of America(SM) seeks to provide income free from regular federal income taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

These are three of the 29 funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For more than six decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

For current yields, please call American FundsLine,(r) toll-free, at 800/325-3590; press 1 for yield information.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF THE FUTURE.
INVESTMENT RETURNS WILL VARY. ALTHOUGH THE FUNDS ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO GUARANTEE THAT THE FUNDS WILL BE ABLE TO DO SO. THEREFORE, YOU MAY LOSE MONEY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes.


FELLOW SHAREHOLDERS:

Over the past six months, rates on short-term investments declined, largely in response to three reductions of the federal funds target rate by the Federal Reserve last fall. The investments in your American Funds money market funds reflected this pattern, as investments that matured during the reporting period were replaced with short-term securities paying lower interest rates.

THE CASH MANAGEMENT TRUST OF AMERICA provided an income return of 2.28% (4.56% annualized) with dividends reinvested.

THE U.S. TREASURY MONEY FUND OF AMERICA generated an income return of 1.95% (3.90% annualized) with dividends reinvested. This income is exempt from state and local income taxes in most states.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 1.21% (2.42% annualized) including reinvested dividends. This equates to a 4.00% return at an annualized rate for investors in the 39.6% federal tax bracket.

STABLE GROWTH AND MILD INFLATION

The U.S. economy remained strong over your funds' six-month reporting period, despite weakness in many overseas economies. Last fall, investors' fears that economic troubles in Russia, Asia and Latin America would affect corporate growth prospects in the U.S. sparked a sudden flight from stocks and corporate debt to U.S. Treasury securities. As a result, Treasury yields declined - and declined more than other sectors of the bond market. In fact, yields on some issues rose, particularly those on lower rated obligations. The uncertainties in the financial markets slowed activity, both in the trading of outstanding issues and in the issuance of new debt. To protect the U.S. financial markets from destabilizing further, the Federal Reserve lowered the federal funds target rate by one-quarter of a percentage point three consecutive times - first on September 29 (from 5.50% to 5.25%), then in October (to 5.00%) and again in November (to 4.75%).

The Federal Reserve's actions helped sustain the economy's long-term growth record and benefited companies and consumers alike. Given the improved business outlook and more stable financial markets, businesses continued to invest in technology and equipment. Likewise consumers, benefiting from wage increases and solid stock market gains, buoyed economic growth with strong spending.

During the period, inflation remained mild, with prices rising at an annualized rate of only 1.72% as measured by the Consumer Price Index. Your funds were able to outpace inflation by a meaningful margin.

SHORT-TERM YIELDS DECLINE STEADILY

Over the six-month period, The Cash Management Trust of America, which invests a significant portion of its portfolio in high-quality, short-term commercial paper, saw its yield move lower as commercial paper rates declined. The Tax-Exempt Money Fund of America, which invests in short-term municipal securities, and The U.S. Treasury Money Fund, which invests entirely in U.S. Treasury bills, both experienced a similar downward trend in yields.

[Begin Sidebar]
Seven-day annualized rates/1/ and the federal funds target rate
For the quarters ended March 31, 1995 <UNDEF> March 31, 1999
[Begin line graph]

Quarter        Federal Funds      Cash            U.S. Treasury      Tax Exempt Money        Tax-Exempt
               target rate        Management      Money Fund/2/      Fund (Taxable           Money Fund
                                  Trust                              equivalent yield)/4/    (federally
                                                                                             tax-free)/3/
3/95           6.00               5.57            5.15               5.51                    3.33
6/95           6.00               5.44            5.03               5.20                    3.14
9/95           5.75               5.26            4.86               5.28                    3.19
12/95          5.50               5.14            4.68               5.56                    3.36
3/96           5.25               4.77            4.41               4.42                    2.67
6/96           5.25               4.77            4.47               4.64                    2.80
9/96           5.25               4.82            4.57               4.85                    2.93
12/96          5.25               4.87            4.38               5.02                    3.03
3/97           5.50               4.85            4.69               4.54                    2.74
6/97           5.50               5.13            4.76               5.18                    3.13
9/97           5.50               5.07            4.45               5.15                    3.11
12/97          5.50               5.36            4.70               5.30                    3.20
3/98           5.50               5.03            4.57               4.83                    2.92
6/98           5.50               5.09            4.38               4.85                    2.93
9/98           5.25               4.99            4.35               4.77                    2.88
12/98          4.75               4.73            3.89               4.34                    2.62
3/99           4.75               4.23            3.83               3.79                    2.29

[end graph]

Your funds' seven-day yields as of March 31, 1999, were as follows:

The Cash Management Trust of America       +4.23%
The U.S. Treasury Money Fund of America    +3.83%
The Tax-Exempt Money Fund of America       +2.29%

/1/Equivalent to Securities and Exchange Commission yield.
/2/Since income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates indicated in the chart.
/3/Results for The Tax-Exempt Money Fund of America reflect the effect of a partial management fee waiver. Without the waiver, results would have been lower during certain periods.
/4/Represents the fund's taxable equivalent yield calculated at the maximum 39.6% federal tax rate.
[End Sidebar]


Your money market funds' yields are largely impacted by the federal funds target rate, which is set by the Federal Reserve. Short-term rates tend to follow the trend set by the federal funds target rate, though they seldom rise or fall in tandem with it. In fact, predictions of the future direction of the federal funds target rate often push short-term rates up or down in advance of any action by the Federal Reserve. The chart on the preceding page demonstrates the interplay between the federal funds target rate and the rates on your money market funds.

A SOUND HOLDING PLACE FOR YOUR CASH

Our objective in managing your money market funds is to provide a reasonable return while protecting the money you have invested. Many investors have used the funds as a holding place for money targeted for emergencies or short-term goals, or to move into equity or fixed-income funds through a regular investment program.

Check-writing privileges and access to your funds 24 hours a day through American Fundsline (800/325-3590) and the American Funds Web site
(www.americanfunds.com), make the funds convenient holding places for your cash, regardless of your goal.

Thank you for selecting The American Funds Group money market funds for your investment portfolio. We appreciate your business and look forward to reporting to you again in six months.

Sincerely,

/s/Paul G. Haaga, Jr.    /s/Abner D. Goldstine
Paul G. Haaga, Jr.       Abner D. Goldstine
Chairman of the Boards   President

May 14, 1999


The Cash Management Trust of America
Investment Portfolio
March 31, 1999
                                                           Yield at   Principal      Market
                                                        Acquisition     Amounts       Value
                                                                           (000)       (000)
                                                                          -----       -----


Bankers' Acceptances  -  0.49%
Wachovia Bank
  April 15, 1999                                               4.83%     $25,000     $24,950
                                                                                      -----
Total Bankers' Acceptances                                                            24,950
                                                                                      -----


Certificates of Deposit  -  1.55%
Mellon Bank
 4.86%  May 6, 1999                                             4.86      25,000      25,000
National Westminster Bank PLC
 4.92%   May 6, 1999                                            4.86      25,000      25,001
Rabobank Nederland N.V.
 4.85%  April 1, 1999                                           4.84      29,000      29,000
                                                                                      -----
Total Certificates of Deposit                                                         79,001
                                                                                      -----


Commercial Paper  -  59.03%
A.I. Credit Corp
  April 13, 1999                                                4.85      25,000      24,956
  April 22, 1999                                                4.83      15,000      14,956
  May 7, 1999                                                   4.85      30,000      29,852
Abbey National North America
  May 7, 1999                                                   4.85      24,000      23,881
Abbott Laboratories
  April 5, 1999                                                 4.84      40,000      39,973
  April 21, 1999                                                4.83      35,000      34,902
ABN-AMRO North America Finance Inc.
  April 6, 1999                                                 4.84      30,000      29,976
American Express Credit Corp.
  April 15, 1999                                                4.84      30,000      29,940
American General Finance Corp.
  May 13, 1999                                                  4.88      25,000      24,855
American Home Products Corp.
  May 13, 1999 (1)                                              4.85      25,000      24,856
American Honda Finance Corp.
  April 14, 1999                                                4.87      25,000      24,953
Ameritech Corp.
  April 27, 1999                                                4.83      45,000      44,838
  May 24, 1999                                                  4.84      30,000      29,784
Anheuser-Busch Cos., Inc.
  April 28, 1999                                                4.82      25,000      24,907
Archer Daniels Midland Co.
  April 16, 1999                                                4.83      30,000      29,936
Atlantic Richfield Co.
  April 19, 1999 (1)                                            4.85      25,800      25,734
Barclays U.S. Funding Corp.
  May 6, 1999                                                   4.86      25,000      24,880
Bayer Corp.
  April 6, 1999 (1)                                             4.85      40,000      39,968
  May 4, 1999 (1)                                               4.87      35,000      34,840
Bell Atlantic Financial Services, Inc.
  April 7, 1999                                                 4.85      25,000      24,976
BellSouth Capital Funding Corp.
  April 5, 1999 (1)                                             4.80      35,000      34,977
  April 13, 1999 (1)                                            4.83      40,000      39,930
Bestfoods
  April 30, 1999 (1)                                            4.86      25,000      24,899
BP America Inc.
  April 23, 1999                                                4.83      50,000      49,847
  April 27, 1999                                                4.82      25,000      24,910
British Gas Capital Inc.
  April 12, 1999                                                4.85      25,000      24,960
Campbell Soup Co.
  April 1, 1999                                                 4.83      20,000      19,997
  April 27, 1999                                                4.86      20,000      19,928
Canadian Wheat Board
  April 26, 1999                                                4.84      25,000      24,913
Chevron USA Inc.
  April 6, 1999                                                 4.82      25,000      24,980
  April 12, 1999                                                4.85      50,000      49,919
Chrysler Financial Corp.
  April 13, 1999                                                4.86      25,000      24,956
CIT Group, Inc.
  April 1, 1999                                                 4.82      30,000      29,996
Coca-Cola Co.
  April 19, 1999                                                4.85      50,000      49,873
  May 4, 1999                                                   4.85      25,000      24,886
Commercial Credit Co.
  April 12, 1999                                                4.89      25,000      24,960
CBA (Delaware) Finance Inc.
  April 26, 1999                                                4.84      25,000      24,913
John Deer Capital Corp.
  April 20, 1999                                                4.88      30,000      29,919
Diageo Capital PLC
  April 12, 1999 (1)                                            4.84      25,000      24,960
Duke Energy Corp.
  April 7, 1999                                                 4.84      25,000      24,977
Duke University
  April 5, 1999                                                 4.85      13,500      13,491
E.I. du Pont de Nemours and Co.
  April 6, 1999                                                 4.81      25,000      24,980
  April 13, 1999                                                4.83      25,000      24,957
  May 4, 1999                                                   4.83      25,000      24,887
Eastman Kodak Co.
  April 16, 1999                                                4.83      25,000      24,947
Emerson Electric Co.
  April 1, 1999                                                 4.85      35,000      34,995
  April 8, 1999                                                 4.84      25,000      24,973
  April 14, 1999                                                4.83      15,000      14,972
Equilon Enterprises LLC
  May 10, 1999                                                  4.88      25,000      24,866
Exxon Imperial U.S. Inc.
  April 27, 1999 (1)                                            4.82      25,000      24,910
Ford Motor Credit Co.
  May 3, 1999                                                   4.90      30,000      29,866
France Telecom, SA
  May 3, 1999                                                   4.85      20,000      19,912
  May 11, 1999                                                  4.85      25,000      24,863
Gannett Co. , Inc.
  April 13, 1999 (1)                                            4.84      25,000      24,957
General Electric Capital Corp.
  April 19, 1999                                                4.87      50,000      49,873
General Motors Acceptance Corp.
  April 23, 1999                                                4.87      25,000      24,923
Glaxo Wellcome PLC
  April 1, 1999 (1)                                             4.81      21,800      21,797
  April 5, 1999 (1)                                             4.81      21,000      20,986
  May 21, 1999 (1)                                              4.85      25,000      24,830
Halifax PLC
  April 27, 1999                                                4.82      25,000      24,910
Halliburton Co.
  April 20, 1999                                                4.86      25,000      24,933
Harvard University
  April 21, 1999                                                4.83      25,000      24,930
H.J. Heinz Co.
  April 20, 1999                                                4.83      30,000      29,920
Household Finance Corp.
  April 7, 1999                                                 4.86      25,000      24,977
IBM Credit Corp.
  April 21, 1999                                                4.86      25,000      24,929
International Lease Finance Corp.
  April 16, 1999                                                4.83      25,000      24,950
Johnson & Johnson
  April 16, 1999 (1)                                            4.85      19,500      19,458
Kellogg Co.
  May 14, 1999                                                  4.85      25,000      24,853
KFW International Finance Inc.
  April 7, 1999                                                 4.81      25,000      24,977
Kimberly-Clark World Wide Inc.
  April 29, 1999 (1)                                            4.84      50,000      49,806
Lloyds Bank PLC
  May 24, 1999                                                  4.84      25,000      24,820
Lucent Technologies Inc.
  April 6, 1999                                                 4.81      25,000      24,980
Minnesota Mining and Manufacturing Co.
  April 14, 1999                                                4.82      40,000      39,926
  April 26, 1999                                                4.81      35,000      34,879
Motiva Enterprises LLC
  May 5, 1999                                                   4.88      25,000      24,882
Motorola Credit Corp.
  April 1, 1999                                                 4.81      19,000      18,997
National Australia Funding (Delaware) Inc.
  May 6, 1999                                                   4.85      25,000      24,880
Nestle Capital Corp.
  April 8, 1999                                                 4.81      25,000      24,973
Novartis Finance Corp.
  April 5, 1999 (1)                                             4.83      15,000      14,990
  April 6, 1999 (1)                                             4.86      50,000      49,960
Panasonic Finance America Inc.
  April 7, 1999 (1)                                             4.85      25,000      24,977
Pfizer Inc.
  April 12, 1999 (1)                                            4.83      36,000      35,942
  April 28, 1999 (1)                                            4.84      39,000      38,854
Procter & Gamble Co.
  April 21, 1999                                                4.82      50,000      49,860
  May 17, 1999                                                  4.83      25,000      24,843
Reed Elsevier, Inc.
  April 13, 1999 (1)                                            4.85      30,000      29,948
  April 14, 1999 (1)                                            4.83      45,000      44,916
Repsol International Finance BV
  April 5, 1999                                                 4.82      15,000      14,990
Rio Tinto America Inc.
  May 4, 1999 (1)                                               4.88      25,000      24,886
Sara Lee Corp.
  May 3, 1999                                                   4.84      25,000      24,890
SBC Communications Inc.
  May 7, 1999 (1)                                               4.85      25,000      24,876
Schering Corp.
  May 6, 1999                                                   4.85      20,000      19,903
Shell Finance (U.K.) PLC
  April 29, 1999                                                4.82      25,000      24,903
Sherwin-Williams Co.
  April 13, 1999 (1)                                            4.84      23,000      22,960
Siemens Capital Corp.
  May 14, 1999                                                  4.84      75,000      74,560
St. Paul Companies, Inc.
  April 15, 1999 (1)                                            4.85      25,000      24,950
Statoil (Den norske stats oljeselskap AS)
  April 20, 1999 (1)                                            4.85      25,000      24,933
Svenska Handelsbanken Inc.
  April 6, 1999                                                 4.84      25,000      24,980
Texaco Inc.
  April 8, 1999                                                 4.83      30,000      29,968
Toronto-Dominion Holdings (USA), Inc.
  May 24, 1999                                                  4.84      25,000      24,820
Toyota Motor Credit Corp.
  April 16, 1999                                                4.85      25,000      24,946
U S WEST Communications, Inc.
  April 5, 1999                                                 4.86      25,000      24,983
Vattenfall Treasury Inc.
  May 19, 1999                                                  4.87      25,000      24,836
Warner-Lambert Co.
  April 28, 1999 (1)                                            4.87      25,000      24,906
Westpac Capital Corp.
  April 12, 1999                                                4.84      25,000      24,960
Xerox Capital (Europe) PLC
  April 20, 1999                                                4.86      25,000      24,933
Yale University
  April 16, 1999                                                4.83      15,000      14,968
                                                                                      -----
Total Commercial Paper                                                             3,019,069
                                                                                      -----


Federal Agency Discount Notes  -  37.52%
Fannie Mae
  April 1, 1999                                                 4.74      59,465      59,457
  April 6, 1999                                                 4.78      12,275      12,265
  April 8, 1999                                                 4.82      24,000      23,974
  April 9, 1999                                                 4.82      60,000      59,928
  April 15, 1999                                                4.82      40,000      39,920
  April 19, 1999                                                4.80      60,000      59,861
  May 4, 1999                                                   4.84      11,000      10,950
Federal Farm Credit Bank
  April 9, 1999                                                 4.77      25,000      24,971
  April 16, 1999                                                4.76      20,000      19,958
  April 22, 1999                                                4.75      30,000      29,913
  April 23, 1999                                                4.77      16,800      16,749
Federal Home Loan Banks
  April 5, 1999                                                 4.76      23,750      23,735
  April 9, 1999                                                 4.78     216,631     216,376
  April 21, 1999                                                4.77      70,000      69,806
  April 23, 1999                                                4.77      41,600      41,474
  April 28, 1999                                                4.83      25,000      24,907
  April 30, 1999                                                4.80      50,000      49,801
  May 5, 1999                                                   4.77      20,000      19,908
  May 12, 1999                                                  4.79      40,000      39,778
  May 21, 1999                                                  4.78      70,000      69,530
  May 26, 1999                                                  4.79      72,500      71,963
Freddie Mac
  April 6, 1999                                                 4.78      34,495      34,468
  April 8, 1999                                                 4.79      38,800      38,759
  April 14, 1999                                                4.83      75,200      75,060
  April 15, 1999                                                4.80      25,000      24,950
  April 22, 1999                                                4.81     119,600     119,252
  April 26, 1999                                                4.80      90,000      89,689
  April 29, 1999                                                4.81      70,000      69,734
  April 30, 1999                                                4.82      75,000      74,700
  May 3, 1999                                                   4.84      38,500      38,331
  May 7, 1999                                                   4.82     100,000      99,509
  May 10, 1999                                                  4.78      50,000      49,736
  May 12, 1999                                                  4.81      35,000      34,805
  May 18, 1999                                                  4.77      50,000      49,684
  May 27, 1999                                                  4.80      20,000      19,849
International Bank for Reconstruction
  and Development
  April 9, 1999                                                 4.76      16,215      16,196
Student Loan Marketing Assn.
  September 16, 1999 (2)                                        4.85      75,000      74,993
Tennessee Valley Authority
  May 7, 1999                                                   4.79      24,000      23,882
                                                                                      -----
Total Federal Agency Discount Notes                                                1,918,821
                                                                                      -----


U.S. Treasury Securities -  1.46%
U.S. Treasury bills
  April 22, 1999                                                4.78      75,000      74,783
                                                                                      -----
Total U.S. Treasury Securities                                                        74,783
                                                                                      -----


Total Investment Securities (cost: $5,116,612,000)                                 5,116,624
Excess of payables over cash and receivables                                           2,467

Net Assets                                                                        $5,114,157



(1) Restricted securities that can be resold only to institutional investors. In practice, these securities are as liquid as unrestricted securities in the portfolio.

(2) Coupon rate changes weekly; description of issue and yield at acquisition reflect current coupon rate.

See Notes to the Financial Statements

Cash Management Trust of America
Financial Statements                                               Unaudited
----------------------------------------            ---------      ---------
Statement of Assets and Liabilities
at March 31, 1999                                 (dollars in     thousands)
----------------------------------------            ---------      ---------
Assets:
Investment securities at market
 (cost: $5,116,612)                                               $5,116,624
Cash                                                                   2,015
Receivables for--
 Sales of fund's shares                               $48,407
 Accrued interest                                         496         48,903
                                                    ---------      ---------
                                                                   5,167,542
Liabilities:
Payables for--
 Repurchases of fund's shares                          50,897
 Dividends payable                                        919
 Management services                                    1,222
 Accrued expenses                                         347         53,385
                                                    ---------      ---------
Net Assets at March 31, 1999 -
 Equivalent to $1.00 per share on
 5,114,139,339 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                      $5,114,157
                                                                 ===========


Statement of Operations
for the six months ended March 31, 1999           (dollars in     thousands)
                                                    ---------      ---------
Investment Income:
Income:
 Interest                                                          $ 124,725

Expenses:
 Management services fee                               $6,932
 Distribution expenses                                  2,053
 Transfer agent fee                                     3,189
 Reports to shareholders                                  181
 Registration statement and prospectus                    463
 Postage, stationery and supplies                       1,076
 Trustees' fees                                            18
 Auditing and legal fees                                   53
 Custodian fee                                            198
 Taxes other than federal income tax                       60         14,223
                                                    ---------      ---------
 Net investment income                                               110,502
                                                                   ---------
Change in Unrealized Appreciation
 on Investments:
Net unrealized appreciation
 on investments:
 Beginning of period                                       16
 End of period                                             12
                                                    ---------
  Net change in unrealized appreciation
   on investments                                                         (4)
                                                                   ---------
Net Increase in Net Assets
Resulting from Operations                                           $110,498
                                                                  ==========





Statement of Changes in Net
 Assets                                           (dollars in     thousands)
----------------------------------------            ---------      ---------
                                                  Six months            Year
                                                        ended          ended
                                                     3/31/99*        9/30/98
Operations:                                         ---------      ---------
Net investment income                              $  110,502      $ 193,772
Net change in unrealized appreciation
 on investments                                            (4)            (3)
                                                    ---------      ---------
 Net increase in net assets
 resulting from operations                            110,498        193,769
                                                    ---------      ---------
Dividends Paid to Shareholders                       (110,498)      (193,772)
                                                    ---------      ---------
Capital Share Transactions:
Proceeds from shares sold:
 7,073,853,617 and 12,930,964,595
 shares, respectively                               7,073,854     12,930,965
Proceeds from shares issued in
 reinvestment of net investment income
 dividends:
 102,261,360 and 177,120,323 shares,
 respectively                                         102,239        177,120
Cost of shares repurchased:
 6,665,863,296 and 12,030,835,086
 shares, respectively                              (6,665,841)   (12,030,835)
                                                    ---------      ---------
 Net increase in net assets resulting
  from capital share transactions                     510,252      1,077,250
                                                    ---------      ---------
Total Increase in Net Assets                          510,252      1,077,247

Net Assets:
Beginning of period                                 4,603,905      3,526,658
                                                    ---------      ---------
End of period                                      $5,114,157     $4,603,905
                                                   ==========     ==========
* Unaudited
See Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

 SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

    SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -   As is customary in the
mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

 It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income to its shareholders. Therefore, no federal income tax provision is required.

  As of March 31, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $12,000, of which $20,000 related to appreciated securities and $8,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended March 31, 1999. The cost of portfolio securities for book and federal income tax puposes was $5,116,612,000 at March 31, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE -   The fee of $6,932,000 for management services was
incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.32% of the first $1 billion of average net assets; 0.29% of such assets in excess of $1 billion but not exceeding $2 billion; and 0.27% of such assets in excess of $2 billion.

 DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution with American
Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1999, distribution expenses under the Plan were $2,053,000. As of March 31, 1999, accrued and unpaid distribution expenses were $262,000.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $3,189,000.

 DEFERRED TRUSTEES' FEES -   Trustees who are unaffiliated with CRMC may elect
to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1999, aggregate deferred compensation and earnings thereon since the plan's adoption (1993), net of any payment to trustees, were $25,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.    INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The fund made purchases and sales, including maturities, of investment securities of $24,633,842,000 and $24,266,091,000 respectively, during the six months ended March 31,1999.

   Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $198,000 includes $54,000 that was paid by these credits rather than in cash.

Per-Share Data and Ratios                            Six months   Year ended
                                                          ended September 30
                                                  3/31/1999 (1)          1998     1997     1996     1995    1994

Net Asset Value, Beginning of Period                      $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                       --------     -------- -------- -------- -------- --------
 Income From Investment Operations:
  Net investment income                                    .023         .050     .049     .050     .052     .031
                                                       --------     -------- -------- -------- -------- --------
   Total from investment operations                        .023         .050     .049     .050     .052     .031
                                                       --------     -------- -------- -------- -------- --------
 Less Distributions:
  Dividends from net investment income                    (.023)       (.050)   (.049)   (.050)   (.052)   (.031)
                                                       --------     -------- -------- -------- -------- --------
   Total distributions                                    (.023)       (.050)   (.049)   (.050)   (.052)   (.031)
                                                       --------     -------- -------- -------- -------- --------
Net Asset Value, End of Period                            $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                          =====        =====    =====    =====    =====    =====

Total Return                                          2.28% (2)         5.15%    5.03%    5.06%    5.34%    3.10%

Ratios/Supplemental Data:
 Net assets, end of period  (in millions)                $5,114       $4,604   $3,527   $3,304   $2,996   $2,738
 Ratio of expenses to average net assets               .29% (2)          .58%     .57%     .60%     .60%     .68%
 Ratio of net income to average net assets            2.27% (2)         5.02%    4.93%    4.95%    5.21%    3.14%

(1)  Unaudited
(2) Based on operations for the period shown and, accordingly, not representative of a full year.

The U.S. Treasury Money Fund of America
Investment Portfolio
March 31, 1999
                                                             Principal      Market
                                                  Yield at      Amount       Value
                                               Acquisition       (000)       (000)
                                                  --------    --------    --------
U.S. Treasury Securities - 99.68%

U.S. Treasury bills 4/1/99                   4.41% - 4.53%    $ 36,450    $ 36,446
U.S. Treasury bills 4/8/99                   4.36% - 4.40%      39,670      39,634
U.S. Treasury bills 4/15/99                          4.36%      34,300      34,241
U.S. Treasury bills 4/19/99                          4.79%      80,000      79,798
U.S. Treasury bills 4/22/99                  4.33% - 4.80%     101,115     100,839
U.S. Treasury bills 4/29/99                  4.41% - 4.49%      35,940      35,811
U.S. Treasury bills 5/6/99                   4.41% - 4.45%      52,950      52,722
U.S. Treasury bills 5/13/99                          4.43%       2,580       2,566
U.S. Treasury bills 5/20/99                          4.46%      42,900      42,651
U.S. Treasury bills 5/27/99                  4.43% - 4.58%       4,380       4,351

                                                                          --------
Total Investment Securities
 (cost: $429,026,000)                                                      429,059
Excess of cash and receivables
 over payables                                                               1,375
                                                                          --------
Net Assets                                                                $430,434
                                                                          ========

See Notes to Financial Statements

U.S. Treasury Money Fund of America
Financial Statements                                         Unaudited
--------------------------------                    -------    -------
Statement of Assets and Liabilities
at March 31, 1999                               (dollars in thousands)
--------------------------------                    -------    -------
Assets:
Investment securities at market
 (cost: $429,026)                                             $429,059
Cash                                                               430
Receivables for --
 Sales of fund's shares                                          4,065
                                                               -------
                                                               433,554
Liabilities:
Payables for --
 Repurchases of fund's shares                        $2,954
 Dividends payable                                       59
 Management services                                    107      3,120
                                                    -------    -------
Net Assets at March 31, 1999 --
 Equivalent to $1.00 per share on
 430,426,579 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                  $430,434
                                                               =======

Statement of Operations
for six months ended March 31, 1999             (dollars in thousands)
                                                    -------    -------
Investment Income:
Income:
 Interest                                                      $ 8,952

Expenses:
 Management services fee                               $604
 Distribution expenses                                  202
 Transfer agent fee                                     196
 Reports to shareholders                                 12
 Registration statement and prospectus                   85
 Postage, stationery and supplies                        38
 Trustees' fees                                           8
 Auditing and legal fees                                 24
 Custodian fee                                            8
 Taxes other than federal income tax                      3      1,180
                                                    -------    -------
 Net investment income                                           7,772
                                                               -------
Change in Unrealized Appreciation
 on Investments:
Net unrealized appreciation
 on investments:
 Beginning of period                                    219
 End of period                                           33
                                                    -------
  Net change in unrealized
   appreciation on investments                                    (186)
                                                               -------
Net Increase in Net Assets Resulting
from Operations                                                 $7,586
                                                               =======
Statement of Changes in Net
 Assets                                         (dollars in thousands)
----------------------------------------            -------    -------
                                                 Six months Year ended
                                                      ended
                                                3/31/1999 *   9/30/1998
Operations:                                         -------    -------
Net investment income                                 7,772     13,215
Net change in unrealized
 appreciation on investments                           (186)       141
                                                    -------    -------
 Net increase in net assets
  resulting from operations                           7,586     13,356
                                                    -------    -------
Dividends Paid to Shareholders                       (7,798)   (13,215)
                                                    -------    -------
Capital Share Transactions:
Proceeds from shares sold:
 427,685,671 and 660,343,206
 shares, respectively                               427,686    660,344
Proceeds from shares issued in
 reinvestment of net investment
 income dividends:
 7,268,629 and 12,201,748
 shares, respectively                                 7,268     12,201
Cost of shares repurchased:
 359,918,112 and 596,431,556
 shares, respectively                              (359,918)  (596,431)
                                                    -------    -------
 Net increase in net assets resulting
  from capital share transactions                    75,036     76,114
                                                    -------    -------
Total Increase in Net Assets                         74,824     76,255

Net Assets:
Beginning of period                                 355,610    279,355
                                                    -------    -------
End of period                                      $430,434   $355,610
                                                    =======    =======
*Unaudited
See Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

 SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

 SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -   As is customary in the
mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.   FEDERAL INCOME TAXATION

 It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income to its shareholders. Therefore, no federal income tax provision is required.

 As of March 31, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $33,000 of which $35,000 related to appreciated securities and $2,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six-months ended March 31, 1999. The cost of portfolio securities for book and federal income tax purposes was $429,026,000 at March 31, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE - The fee of $604,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $800 million of average net assets and 0.285% of such assets in excess of $800 million.

 DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution with American Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1999, distribution expenses under the Plan were $202,000. As of March 31, 1999, accrued and unpaid distribution expenses were $29,000.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $196,000.

 DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1999, aggregate deferred compensation and earnings thereon since the plan's adoption (1993), net of any payment to trustees, were $11,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The fund made purchases and sales, including maturities, of investment securities of $946,841,000 and $881,359,000, respectively, during the six months ended March 31, 1999.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $8,000 includes $7,000 that was paid by these credits rather than in cash.


Per-Share Data and Ratios                            Six months   Year Ended
                                                          ended September 30
                                                  3/31/1999 (1)          1998   1997   1996    1995   1994

Net Asset Value, Beginning of Period                      $1.00        $1.00  $1.00  $1.00   $1.00   $1.00
                                                          -----        -----  -----  -----   -----   -----
 Income From Investment Operations:
  Net investment income                                    .020         .045   .046   .046    .048    .028
                                                          -----        -----  -----  -----   -----   -----
   Total from investment operations                        .020         .045   .046   .046    .048    .028
                                                          -----        -----  -----  -----   -----   -----
 Less Distributions:
  Dividends from net investment income                    (.020)       (.045) (.046) (.046)  (.048)  (.028)
                                                          -----        -----  -----  -----   -----   -----
   Total distributions                                    (.020)       (.045) (.046) (.046)  (.048)  (.028)
                                                          -----        -----  -----  -----   -----   -----
Net Asset Value, End of Period                            $1.00        $1.00  $1.00  $1.00   $1.00   $1.00
                                                          =====        =====  =====  =====   =====   =====

Total Return                                               1.95%        4.63%  4.71%  4.66%   4.89%   2.89%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                   $430         $356   $279   $256    $231    $199
 Ratio of expenses to average net assets               .30% (2)          .59%   .53%   .65%    .67%    .67%
 Ratio of net income to average net assets            1.94% (2)         4.49%  4.61%  4.53%   4.79%   2.91%




(1)  Unaudited
(2)  Based on operations for the period
shown and, accordingly, not representative of a full year.

The Tax-Exempt Money Fund of America
Investment Portfolio
March 31, 1999
                                                                                                         Principal   Market
                                                                                                Yield at    Amount    Value
Municipal Securities                                                                         Acquisition     (000)    (000)
--------------------------------------------------------                                        --------  -------- --------

Alaska  -  3.83%
 Housing Finance Corporation General Purpose Bonds, 1991 Series C, 3.05% 4/7/99*                     3.05     4,100    4,100
 City of Vadez, Marine Terminal Revenue Refunding Bonds
  (ARCO Transportation Alaska, Inc. Project), 1994 Series A, TECP:
   3.00% 4/14/99                                                                                     3.00     1,500    1,500
   3.10% 5/11/99                                                                                     3.10     1,700    1,700
 City of Valdez, Variable Rate Marine Terminal Revenue Refunding Bonds
  (Mobil Alaska Pipeline Co. Project), 1993 Series A, 3.05% 4/7/99*                                  3.05     1,700    1,700

Arizona  -  4.68%
 County of Apache, Industustrial Development Revenue Bonds
  (Tuscon Electric Power Co. Springerville Project), 1983 Series B, 3.05% 4/7/99*                    3.05     1,000    1,000
 Salt River Project Agricultural Improvement and Power District, Promissory Notes,
  Series G, TECP:
   2.70% 4/6/99                                                                                      2.70     5,000    5,000
   2.95% 4/26/99                                                                                     2.95     2,000    2,000
   2.80% 5/10/99                                                                                     2.80     2,000    2,000
   3.10% 5/25/99                                                                                     3.10     1,000    1,000

California  -  7.37%
 Revenue Anticipation Notes, 1998-99, 4.00% 6/30/99                                                  2.88     8,000    8,020
 County of Los Angeles, 1998-99 Tax and Revenue Anticipation Notes,
  Series A, 4.50% 6/30/99                                                                            2.61     9,285    9,318

Colorado  -  1.70%
 Tax and Revenue Anticipation Notes, Series 1998A, 4.00% 4/7/99                                      2.64     4,000    4,008

Connecticut  -  1.04%
 Health and Educational Facilities Authority Revenue Bonds, Yale University,
  Series S, TECP, 2.60% 4/5/99                                                                       2.60     2,435    2,435

Florida  -  7.62%
 Jacksonville Electric Authority Electric System, Series C-1, TECP:
  2.80% 4/13/99                                                                                      2.80     1,000    1,000
  2.70% 4/14/99                                                                                      2.70     1,000    1,000
  2.90% 5/3/99                                                                                       2.90     1,200    1,200
  2.90% 5/5/99                                                                                       2.90     2,200    2,200
  3.15% 6/3/99                                                                                       3.15     4,000    4,000
 Florida Local Government Finance Commission Pooled Commercial Paper Notes,
  Series A, TECP:
   2.90% 5/6/99                                                                                      2.90     2,500    2,500
   3.10% 6/2/99                                                                                      3.10     1,630    1,630
 Florida Municipal Power Agency Initial Pooled Loan Project Commercial Paper Notes,
  Series A, TECP:
   2.95% 5/3/99                                                                                      2.95     1,000    1,000
   3.05% 5/10/99                                                                                     3.05     2,000    2,000
   3.05% 5/19/99                                                                                     3.05     1,400    1,400

Hawaii  -  0.55%
 City and County of Honolulu, General Obligation Bond Anticipation Notes,
  TECP, 2.90% 4/23/99                                                                                2.90     1,300    1,300

Idaho  -  2.43%
 Tax Anticipation Notes, Series 1998, 4.50% 6/30/99                                                  2.86     5,700    5,719

Iowa  -  0.85%
 Iowa School Cash Anticipation Program, Iowa School Corporations,
  Warrant Certificates, 1998-99 Series A, FSA Insured, 4.50% 6/25/99                                 3.66     2,000    2,006

Kentucky  -  7.64%
 Kentucky Asset/Liability Commission General Fund
  Tax and Revenue Anticipation Notes, 1998 Series A, 4.50% 6/25/99                                   2.56     9,150    9,177
 Pendleton County Multi-County Lease Revenue Bonds (Kentucky Association of Counties
  Leasing Trust Program), Series 1989, Money Market Municipal, TECP:
   2.95% 4/23/99                                                                                     2.95     1,500    1,500
   2.75% 5/4/99                                                                                      2.75     2,785    2,785
   2.75% 5/7/99                                                                                      2.75     4,500    4,499

Louisiana  -  0.47%
 South Louisiana Port Commission Port Facility Revenue Bonds (Holnam Inc. Project),
  Series 1997, AMT, 3.10% 4/7/99*                                                                    3.10     1,100    1,100

Maryland  -  8.09%
 Maryland Health and Higher Education Facilities Authority Pooled Loan Program
  Revenue Notes (The Johns Hopkins Hospital):
   Series C, TECP, 3.15% 6/2/99                                                                      3.15     2,200    2,200
   Series D, 2.95% 4/1/99*                                                                           2.95     1,335    1,335
 Anne Arundel County Economic Development Revenue Bonds
  (Baltimore Gas and Electric Co. Project), TECP:
   Series 1985, 2.75% 4/8/99                                                                         2.75     1,000    1,000
   Series 1985, 2.80% 5/6/99                                                                         2.80     3,000    3,000
   Series 1988, AMT, 3.15% 5/13/99                                                                   3.15     2,000    2,000
   Series 1988, AMT, 3.15% 5/26/99                                                                   3.15     3,500    3,500
 Montgomery County Consolidated Commercial Paper Bond Anticipation Notes,
  Series 1995, TECP:
   2.65% 4/5/99                                                                                      2.65     3,000    3,000
   2.95% 5/3/99                                                                                      2.95     3,000    3,000

Michigan  -  0.43%
 Regents of the University of Michigan, Public Higher Education Revenue Notes,
  Series B, TECP, 3.05% 5/19/99                                                                      3.05     1,000    1,000

Minnesota  -  1.28%
 City of Rochester, Health Care Facilities Revenue Bonds (Mayo Foundation/
  Mayo Medical Center), Adjustable Tender Series 1992B, TECP, 2.85% 5/4/99                           2.85     3,000    3,000

Missouri  -  1.53%
 Higher Education Loan Authority, Adjustable Rate Demand
  Student Loan Revenue Bonds, AMT:
   Series 1990A, 3.10% 4/7/99*                                                                       3.10     1,600    1,600
   Series 1990B, 3.10% 4/7/99*                                                                       3.10     1,000    1,000
 City of Columbia, Special Obligation Insurance Reserve Bonds,
  Series 1988A, 2.95% 4/7/99*                                                                        2.95     1,000    1,000

Montana  -  1.49%
 Tax and Revenue Anticipation Notes, Series 1998, 3.50% 6/30/99                                      2.84     3,500    3,504

New Jersey  -  3.40%
 Tax and Revenue Anticipation Notes, Series 1999A:
  2.65% 4/27/99                                                                                      2.65     2,500    2,500
  3.10% 5/13/99                                                                                      3.10     3,500    3,500
  3.05% 5/18/99                                                                                      3.05     2,000    2,000

New Mexico  -  0.43%
 Tax and Revenue Anticipation Notes, 1998-99, Series 1998A, 3.75% 6/30/99                            2.61     1,000    1,001

North Carolina  -  4.75%
 Educational Facilities Finance Agency Revenue Bonds (Duke University Project):
  Series 1992A, 2.95% 4/1/99*                                                                        2.95     2,800    2,800
  Series 1991D, 2.95% 4/1/99*                                                                        2.95     1,800    1,800
 Wake County Industrial Facilities and Pollution Control Financing Authority,
  Pollution Control Refunding Revenue Bonds (Carolina Power & Light Company
  Project), TECP:
   Series 1990B, AMT, 2.90% 4/1/99                                                                   2.90     1,000    1,000
   Series 1990A, 3.10% 4/7/99                                                                        3.10     3,100    3,100
 Board of Governors of the University of North Carolina at Chapel Hill Athletic
  Facilities Revenue Bonds, Series 1998, 2.95% 4/1/99*                                               2.95     2,500    2,500

Ohio  -  4.33%
 Air Quality Development Authority Pollution Control Revenue Bonds, Series 1988
  (Duquesne Light Co. Project), TECP, AMT:
   2.90% 4/8/99                                                                                      2.90     1,000    1,000
   3.20% 5/28/99                                                                                     3.20     1,000    1,000
 Water Development Authority Pollution Control Revenue Bonds, Series 1988
  (Duquesne Light Co. Project), TECP, AMT:
   2.75% 4/9/99                                                                                      2.75     3,000    3,000
   2.80% 4/15/99                                                                                     2.80     1,500    1,500
 Ohio State University Revenue Bonds, Series 1998A, TECP:
  2.95% 5/10/99                                                                                      2.95     2,500    2,500
  3.05% 5/12/99                                                                                      3.05     1,200    1,200

Pennsylvania  -  7.16%
 Higher Education Assistance Agency Student Loan Adjustable Rate Revenue Bonds,
  1997 Series A, AMT, 3.15% 4/7/99*                                                                  3.15     2,000    2,000
 Beaver County Industrial Development Authority Pollution Control
  Revenue Refunding Bonds (Duquesne Light Co. Beaver Valley Project),
  1990 Series C, TECP, 2.80% 4/12/99                                                                 2.80     2,000    2,000
 Carbon County Industrial Development Authority Resource Recovery Revenue Bonds
  (Panther Creek Partners Project), 1991 Series A, TECP, AMT, 2.95% 5/7/99                           2.95     1,250    1,250
 Delaware County Industrial Development Authority Pollution Control
  Revenue Refunding Bonds (Philadelphia Electric Co. Project),
  1998 Series A, FGIC Insured, TECP:
   2.70% 4/7/99                                                                                      2.70     2,000    2,000
   3.15% 6/4/99                                                                                      3.15     4,600    4,600
 Delaware County Industrial Development Authority Solid Waste Revenue Bonds
  (Scott Paper Co. Project), Series 1984D, 3.00% 4/7/99*                                             3.00     1,000    1,000
 Venango Industrial Development Authority Resource Recovery Revenue Bonds
  (Scrubgrass Project), Series 1990A, TECP, AMT:
   2.95% 5/11/99                                                                                     2.95     1,000    1,000
   3.15% 5/12/99                                                                                     3.15     3,000    3,000

South Carolina  -  1.00%
 York County Pollution Control Facilities Revenue Refunding Bonds
  (Duke Power Company Project), Series 1990, 3.15% 5/11/99                                           3.15     2,350    2,350

Tennessee  -  1.53%
 General Obligation Bond Anticipation Notes, Series 1998A, 2.90% 4/7/99*                             2.90     3,600    3,600

Texas  -  13.68%
 Tax and Revenue Anticipation Notes, Series 1998, 4.50% 8/31/99                                      2.71     9,300    9,354
 Board of Regents of the University of Texas System Revenue Financing System
  Commercial Paper Notes, Series A, TECP:
   3.05% 5/17/99                                                                                     3.05     2,500    2,500
   3.05% 5/20/99                                                                                     3.05     2,500    2,500
   3.10% 5/20/99                                                                                     3.10     1,000    1,000
   3.10% 6/1/99                                                                                      3.10     1,500    1,500
 Brazos Higher Education Authority Inc. Student Loan Revenue Bonds,
  Series 1993B-1, AMT, 3.00% 4/7/99*                                                                 3.00     1,000    1,000
 Brazos River Authority Collateralized Pollution Control Revenue Refunding Bonds
  (Texas Utilities Electric Co. Project), Series 1997D, AMT, 3.15% 4/7/99*                           3.15     3,000    3,000
 Harris County General Obligation Notes, Series A, TECP, 3.10% 5/21/99                               3.10     2,315    2,315
 City of Houston, General Obligation Commercial Paper Notes, TECP:
  Series B, 2.60% 4/1/99                                                                             2.60     2,000    2,000
  Series B, 2.60% 4/5/99                                                                             2.60     2,000    2,000
  Series C, 2.60% 4/7/99                                                                             2.60     3,000    3,000
 City of Houston, Tax and Revenue Anticipation Notes, Series 1998, 4.25% 6/30/99                     3.48     2,000    2,006

Utah  -  2.38%
 Board of Regents, Student Loan Revenue Bonds,
  1988 Series C, AMBAC Insured, AMT, 3.10% 4/7/99*                                                   3.10     1,100    1,100
 Intermountain Power Agency Variable Rate Power Supply Revenue Bonds,
  1985 Series E, TECP, 3.00% 4/29/99                                                                 3.00     4,500    4,500

Virginia  -  0.47%
 Alexandria Redevelopment and Housing Authority Residential Care Facility First
  Mortgage Revenue Bonds (Goodwin House), Multi-Mode Series 1996B, 3.20% 4/1/99*                     3.20     1,100    1,100

Washington  -  2.38%
 Port of Seattle, Subordinate Lien Revenue Notes, Series A, TECP, 2.80% 5/4/99                       2.80     2,600    2,600
 Port of Seattle, Variable Rate General Obligation Bonds, Series 1985, 3.05% 4/7/99*                 3.05     3,000    3,000

West Virginia  -  0.68%
 The County Commission of Marion County, Solid Waste Disposal Facility
  Revenue Bonds, 1990 Series A (Grant Town Cogeneration Project), AMT, 3.10% 4/7/99*                 3.10     1,600    1,600

Wisconsin  -  4.47%
 State Operating Notes of 1998, 4.50% 6/15/99                                                        2.66     4,500    4,512
 Transportation Revenue Commercial Paper Notes of 1997, Series A, TECP:
  2.95% 4/28/99                                                                                      2.95     2,486    2,486
  2.75% 5/5/99                                                                                       2.75     3,528    3,528

Wyoming  -  1.28%
 Tax and Revenue Anticipation Notes, Series 1998, 4.00% 6/25/99                                      2.77     3,000    3,006
                                                                                                                   --------
Total Tax-Exempt Securities (cost: $232,744,000)                                                                     232,744
Excess of cash and receivables over payables                                                                           2,498
                                                                                                                   --------
Net Assets                                                                                                          $235,242

The Tax-Exempt Money Fund of America
Financial Statements                                                         Unaudited
--------------------------------------                              --------  --------
Statement of Assets and Liabilities
at March 31, 1999                                     (dollars in thousands)
-------------------------------------                               --------  --------
Assets:
Investment securities at market
 (cost: $232,744)                                                             $232,744
Cash                                                                               479
Receivables for--
 Sales of fund's shares                                               $1,274
 Accrued interest                                                      2,139     3,413
                                                                    --------  --------
                                                                               236,636
Liabilities:
Payables for--
 Repurchases of fund's shares                                          1,242
 Dividends payable                                                        29
 Management services                                                     104
 Accrued expenses                                                         19     1,394
                                                                    --------  --------
Net Assets at March 31, 1999 --
 Equivalent to $1.00 per share on
 235,265,301 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                  $235,242
                                                                               =======
Statement of Operations
for the six months ended March 31, 1999               (dollars in thousands)
                                                                    --------  --------
Investment Income:
Income:
 Interest                                                                       $3,338

Expenses:
 Management services fee                                                $477
 Distribution expenses                                                    56
 Transfer agent fee                                                       73
 Reports to shareholders                                                  11
 Registration statement and prospectus                                    38
 Postage, stationery and supplies                                         28
 Trustees' fees                                                            7
 Auditing and legal fees                                                  33
 Custodian fee                                                            18
 Taxes other than federal income tax                                       4
 Other expenses                                                           13
                                                                    --------
  Total expenses before reimbursement                                    758
 Reimbursement of expenses                                                50       708
                                                                    --------  --------
 Net investment income                                                           2,630
                                                                              --------
Change in Unrealized Appreciation (Depreciation)
 on Investments:
Net unrealized appreciation (depreciation)
 on investments:
 Beginning of period                                                      46
 End of period                                                            (1)
                                                                    --------
  Net change in unrealized appreciation
   (depreciation) on investments                                                   (47)
                                                                              --------
Net Increase in Net Assets Resulting
 from Operations                                                                $2,583
                                                                               =======
Statement of Changes in Net
 Assets                                               (dollars in thousands)
----------------------------------------                            --------  --------
                                                                  Six months      Year
                                                                       ended     ended
                                                                    3/31/99*   9/30/98
Operations:                                                         --------  --------
Net investment income                                               $  2,630  $  5,296
Net change in unrealized appreciation
 (depreciation) on investments                                           (47)       37
                                                                    --------  --------
 Net increase in net assets
  resulting from operations                                            2,583     5,333
                                                                    --------  --------
Dividends Paid to Shareholders                                        (2,629)   (5,316)
                                                                    --------  --------
Capital Share Transactions:
Proceeds from shares sold:
 220,541,058 and 373,325,429
 shares, respectively                                                220,541   373,325
Proceeds from shares issued in
 reinvestment of net investment
 income dividends:
 2,378,291 and 4,856,600 shares,
 respectively                                                          2,378     4,857
Cost of shares repurchased:
 185,825,499 and 339,912,546
 shares, respectively                                               (185,825) (339,912)
                                                                    --------  --------
 Net increase in net assets
  resulting from capital share
  transactions                                                        37,094    38,270
                                                                    --------  --------
Total Increase in Net Assets                                          37,048    38,287

Net Assets:
Beginning of period                                                  198,194   159,907
                                                                    --------  --------

End of period                                                       $235,242  $198,194
                                                                     =======   =======

* Unaudited

See Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

 SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -   As is customary in the
mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.   FEDERAL INCOME TAXATION

 It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

   As of March 31, 1999, there was no net unrealized appreciation or depreciation on investments for book and federal income tax purposes since $13,000 related to appreciated securities and $13,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended March 31, 1999. The cost of portfolio securities for book and federal income tax purposes was $232,744,000 at March 31, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE - The fee of $477,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.44% of the first $200 million of average net assets; 0.42% of such assets in excess of $200 million but not exceeding $600 million; 0.38% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.34% of such assets in excess of $1.2 billion.

  The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund, during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of twelve consecutive months, provided no advances are outstanding, or October 2, 1999. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65% of the average daily net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs, and extraordinary expenses. Fee reductions were $50,000 for the six months ended March 31, 1999. There can be no assurance that this voluntary fee waiver will continue in the future.

 DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution with American Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1999, distribution expenses under the Plan were $56,000. As of March 31, 1999, accrued and unpaid distribution expenses were $8,000.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $73,000.

 DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1999, aggregate amounts deferred and earnings thereon were $10,000. CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

6.    INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The fund made purchases and sales, including maturities, of investment securities of $612,486,000 and $577,019,000, respectively, during the six months ended March 31, 1999. Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $18,000 includes $4,000 that was paid by these credits rather than in cash.


Per-Share Data and Ratios                      Six months   Year Ended
                                                    ended September 30
                                              3/31/99 (1)          1998    1997    1996    1995   1994

Net Asset Value, Beginning of Period                $1.00        $1.00   $1.00   $1.00   $1.00   $1.00
                                                  -------      ------- ------- ------- ------- -------
 Income From Investment Operations:
  Net investment income                              .012         .029    .029    .029    .031    .020
                                                  -------      ------- ------- ------- ------- -------
   Total income from investment operations           .012         .029    .029    .029    .031    .020
                                                  -------      ------- ------- ------- ------- -------
 Less Distributions:
  Dividends from net investment income              (.012)       (.029)  (.029)  (.029)  (.031)  (.020)
                                                  -------      ------- ------- ------- ------- -------
   Total distributions                              (.012)       (.029)  (.029)  (.029)  (.031)  (.020)
                                                  -------      ------- ------- ------- ------- -------
Net Asset Value, End of Period                      $1.00        $1.00   $1.00   $1.00   $1.00   $1.00
                                                    =====        =====   =====   =====   =====   =====

Total Return                                    1.21% (2)         2.97%   2.94%   2.91%   3.14%   1.98%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)             $235         $198    $160    $144    $150    $170
 Ratio of expenses to average net assets -
  before fee waiver                              .35% (2)          .71%    .74%    .77%    .75%    .73%
 Ratio of expenses to average net assets -
  after fee waiver                               .32% (2)          .65%    .65%    .65%    .65%    .65%
 Ratio of net income to average net assets      1.21% (2)         2.94%   2.94%   2.88%   3.09%   1.99%

(1)  Unaudited
(2)  Based on operations for the period
shown and, accordingly, not representative of a full year.

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

BOARD OF TRUSTEES

AMBASSADOR RICHARD G. CAPEN, JR.
Rancho Santa Fe, California
The Tax-Exempt Money Fund of America
Corporate director and author;
former United States Ambassador to Spain;
former Vice Chairman of the Board, Knight-Ridder, Inc;
former Chairman of the Board and
Publisher, The Miami Herald

H. FREDERICK CHRISTIE, Rolling Hills Estates, California
Private investor; former President and
Chief Executive Officer, The Mission Group;
former President, Southern California Edison Company

DON R. CONLAN, South Pasadena, California
President (retired), The Capital Group Companies, Inc.

DIANE C. CREEL, Long Beach, California
President and Chief Executive Officer,
The Earth Technology Corporation
(international consulting engineering)

MARTIN FENTON, JR., San Diego, California
Managing Director, Senior Resource Group, LLC
(development and management of senior living communities)

LEONARD R. FULLER, Marina del Rey, California
President, Fuller Consulting (management consultants)

ABNER D. GOLDSTINE, Los Angeles, California
President
Senior Vice President and Director,
Capital Research and Management Company

PAUL G. HAAGA, JR., Los Angeles, California
Chairman of the Boards
Executive Vice President and Director,
Capital Research and Management Company

HERBERT HOOVER III, San Marino, California
Private investor

RICHARD G. NEWMAN, Los Angeles, California
Chairman of the Board, President and
Chief Executive Officer, AECOM Technology Corporation
(architectural engineering)

FRANK M. SANCHEZ, Los Angeles, California
The Tax-Exempt Money Fund of America
Chairman of the Board and Chief Executive Officer,
The Sanchez Family Corporation


OTHER OFFICERS

NEIL L. LANGBERG, Los Angeles, California
Senior Vice President
The Tax-Exempt Money Fund of America
Vice President - Investment Management Group,
Capital Research and Management Company

TERESA S. COOK, Los Angeles, California
Vice President
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Senior Vice President - Investment Management
Group, Capital Research and Management Company

MICHAEL J. DOWNER, Los Angeles, California
Vice President
Senior Vice President - Fund Business Management
Group, Capital Research and Management Company

KAREN F. HALL, Los Angeles, California
Assistant Vice President
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Vice President - Investment Management Group,
Capital Research and Management Company

SARAH P. LUCAS, Los Angeles, California
Assistant Vice President
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Assistant Vice President - Investment Management
Group, Capital Research and Management Company

JULIE F. WILLIAMS, Los Angeles, California
Secretary
Vice President - Fund Business Management Group,
Capital Research and Management Company

ANTHONY W. HYNES, JR., Brea, California
Treasurer
Vice President - Fund Business Management Group,
Capital Research and Management Company

KIMBERLY S. VERDICK, Los Angeles, California
Assistant Secretary
Assistant Vice President - Fund Business Management
Group, Capital Research and Management Company

TODD L. MILLER, Brea, California
Assistant Treasurer
Assistant Vice President - Fund Business Management
Group, Capital Research and Management Company

[THE AMERICAN FUNDS GROUP(R)]

OFFICES OF THE FUNDS AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUNDS' SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

PREPARING FOR THE YEAR 2000

The funds' key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA CD/AL/3972
Lit. No. MMF-013-0599